Equity (Details) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 13, 2021	Jul. 13, 2020	Feb. 26, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 14, 2019	Apr. 16, 2019
Equity (Details) [Line Items]
Ordinary share authorized (in Shares)				500,000,000
Ordinary shares, description				Holders of Class A Ordinary Shares and Class B Class A Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each Class A Ordinary Share will be entitled to 1 vote and each Class B Ordinary Share will be entitled to 15 votes.
Issue of ordinary shares, description				the Company was committed to issue 1,350,068 Class A Ordinary Shares to a 6.25 % shareholder of Zhongchao Shanghai, who is now in the progress of changing from a shareholder of Zhongchao Shanghai to a direct investor of Zhongchao Cayman (Note 1). The 1,350,068 Class A Ordinary Shares, representing 5.41% economic beneficial interest, or 1.32% of the voting ownership interest of the Company as of December 31, 2021, will be issued to the shareholder upon its capital contribution in Zhongchao Cayman and the Company released its paid-in capital in Zhongchao Shanghai.
Sale of stock, description			the Company closed its initial public offering (IPO) on the Nasdaq Global Market. The Company offered 3,000,000 Class A Ordinary Shares in the IPO, par value $0.0001 per share, at $4.00 per share. In addition, the underwriters of the Company’s IPO have exercised in full their over-allotment option to purchase additional 315,000 Class A Ordinary Shares, at $4.00 per share. Gross proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment shares, totaled $13.26 million, before deducting underwriting discounts and other related expenses
Aggregation shares (in Shares)	18,000	18,000
After-tax profits, percentage				10.00%
Reserve funds, percentage				50.00%
Accrued statutory reserve				$ 397,552	$ 385,689	$ 395,274
Percentage of retained earnings				10.00%
Statutory reserve funds				$ 1,199,054	801,502
Net assets				$ 13,198,169	12,800,617
PRC enterprise income tax, description				The current PRC Enterprise Income Tax (“EIT”) Law also imposed a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. Holding companies in Hong Kong, for example, will be subject to a 5% withholding tax rate, subject to approval from the related PRC tax authorities.
VIE [Member]
Equity (Details) [Line Items]
Statutory reserve funds				$ 1,199,054	801,502
Retained earnings
Restricted net assets				$ 13,198,169	$ 12,800,617
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary share authorized (in Shares)				450,000,000	450,000,000
Ordinary share par value (in Dollars per share)				$ 0.0001	$ 0.0001
Ordinary share stock issued (in Shares)							14,752,352
Class B Ordinary Share [Member]
Equity (Details) [Line Items]
Ordinary share authorized (in Shares)				50,000,000	50,000,000
Ordinary share par value (in Dollars per share)				$ 0.0001	$ 0.0001
Ordinary share stock issued (in Shares)							5,497,715	10,000